UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-05719

Dreyfus Stock Index Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	12/31
Date of reporting period:	09/30/18

FORM N-Q

Item 1.             Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Stock Index Fund, Inc.
September 30, 2018 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 100.5%
Automobiles & Components - .5%
Aptiv	27,755		2,328,644
BorgWarner	21,705		928,540
Ford Motor	414,060		3,830,055
General Motors	140,761		4,739,423
Goodyear Tire & Rubber	27,420		641,354
Harley-Davidson	16,951	[a]	767,880
			13,235,896
Banks - 5.9%
Bank of America	999,774		29,453,342
BB&T	82,951		4,026,442
Citigroup	270,804		19,427,479
Citizens Financial Group	53,211		2,052,348
Comerica	19,002		1,713,980
Fifth Third Bancorp	72,047		2,011,552
Huntington Bancshares	115,606		1,724,842
JPMorgan Chase & Co.	361,646		40,808,135
KeyCorp	115,479		2,296,877
M&T Bank	15,591		2,565,343
People's United Financial	37,009	[a]	633,594
PNC Financial Services	50,445		6,870,105
Regions Financial	119,940		2,200,899
SunTrust Banks	49,674		3,317,726
SVB Financial Group	5,635	[b]	1,751,527
U. S. Bancorp	164,966		8,711,854
Wells Fargo & Co.	466,236		24,505,364
Zions Bancorporation	21,872	[a]	1,096,881
			155,168,290
Capital Goods - 6.9%
3M	63,496		13,379,242
A.O. Smith	15,908		849,010
Allegion	9,709		879,344
AMETEK	24,080		1,905,210
Arconic	44,966		989,702
Boeing	57,554		21,404,333
Caterpillar	63,681		9,710,716
Cummins	16,284		2,378,604
Deere & Co.	34,493		5,185,333
Dover	16,073		1,422,943
Eaton	47,286		4,101,115

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 100.5% (continued)
Capital Goods - 6.9% (continued)
Emerson Electric	67,816		5,193,349
Fastenal	30,582		1,774,368
Flowserve	14,846	[a]	811,928
Fluor	15,776		916,586
Fortive	32,803	[a]	2,762,013
Fortune Brands Home & Security	16,405		858,966
General Dynamics	29,917		6,124,608
General Electric	934,007		10,544,939
Harris	12,762		2,159,458
Honeywell International	80,206		13,346,278
Huntington Ingalls Industries	4,855		1,243,268
Illinois Tool Works	32,925		4,646,376
Ingersoll-Rand	25,913		2,650,900
Jacobs Engineering Group	12,113		926,645
Johnson Controls International	99,329		3,476,515
L3 Technologies	8,312		1,767,297
Lockheed Martin	26,653		9,220,872
Masco	33,388		1,222,001
Northrop Grumman	18,710		5,937,993
PACCAR	37,590		2,563,262
Parker-Hannifin	14,017		2,578,147
Pentair	17,449		756,414
Quanta Services	17,232	[b]	575,204
Raytheon	30,856		6,376,701
Rockwell Automation	13,308		2,495,516
Rockwell Collins	17,476		2,454,854
Roper Technologies	11,003		3,259,199
Snap-on	5,916		1,086,178
Stanley Black & Decker	16,191		2,371,010
Textron	27,296		1,950,845
TransDigm Group	5,213	[b]	1,940,800
United Rentals	9,121	[b]	1,492,196
United Technologies	80,776		11,293,293
W.W. Grainger	4,928	[a]	1,761,316
Xylem	18,715		1,494,767
			182,239,614
Commercial & Professional Services - .7%
Cintas	9,190		1,817,874
Copart	21,610	[b]	1,113,563
Equifax	12,708		1,659,284
IHS Markit	38,050	[b]	2,053,178
Nielsen Holdings	36,125	[a]	999,218
Republic Services	23,580		1,713,323
Robert Half International	13,634		959,561

Description	Shares		Value ($)
Common Stocks - 100.5% (continued)
Commercial & Professional Services - .7% (continued)
Rollins	8,369		507,915
Stericycle	8,638	[a,b]	506,878
Verisk Analytics	17,637	[b]	2,126,140
Waste Management	42,058		3,800,361
			17,257,295
Consumer Durables & Apparel - 1.2%
D.R. Horton	35,264		1,487,436
Garmin	12,897		903,435
Hanesbrands	37,736	[a]	695,474
Hasbro	12,007	[a]	1,262,176
Leggett & Platt	14,886	[a]	651,858
Lennar, Cl. A	31,241		1,458,642
Mattel	36,978	[a,b]	580,555
Michael Kors Holdings	17,095	[b]	1,172,033
Mohawk Industries	6,571	[b]	1,152,225
Newell Brands	51,464		1,044,719
NIKE, Cl. B	137,392		11,639,850
PulteGroup	27,489		680,903
PVH	8,480		1,224,512
Ralph Lauren	5,578		767,254
Tapestry	29,693		1,492,667
Under Armour, Cl. A	18,809	[a,b]	399,127
Under Armour, Cl. C	18,943	[b]	368,631
VF	34,741		3,246,546
Whirlpool	6,865		815,219
			31,043,262
Consumer Services - 1.7%
Carnival	43,553		2,777,375
Chipotle Mexican Grill	2,686	[b]	1,220,841
Darden Restaurants	13,450		1,495,505
H&R Block	22,656	[a]	583,392
Hilton Worldwide Holdings	31,967		2,582,294
Marriott International, Cl. A	31,064		4,101,380
McDonald's	83,520		13,972,061
MGM Resorts International	54,750		1,528,072
Norwegian Cruise Line Holdings	21,884	[b]	1,256,798
Royal Caribbean Cruises	18,392		2,389,856
Starbucks	145,307		8,259,250
Wynn Resorts	10,440		1,326,506
Yum! Brands	34,725		3,156,850
			44,650,180
Diversified Financials - 5.2%
Affiliated Managers Group	5,904		807,195
American Express	76,029		8,096,328

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 100.5% (continued)
Diversified Financials - 5.2% (continued)
Ameriprise Financial	15,326		2,263,037
Bank of New York Mellon	99,742		5,085,845
Berkshire Hathaway, Cl. B	209,422	[b]	44,839,344
BlackRock	13,153		6,199,403
Capital One Financial	52,032		4,939,398
Cboe Global Markets	11,669		1,119,757
Charles Schwab	128,477		6,314,645
CME Group	36,431		6,200,921
Discover Financial Services	36,963		2,825,821
E*TRADE Financial	27,816	[b]	1,457,280
Franklin Resources	35,920		1,092,327
Goldman Sachs	37,649		8,442,412
Intercontinental Exchange	62,671		4,693,431
Invesco	44,644		1,021,455
Jefferies Financial Group	34,649		760,892
Moody's	17,930		2,997,896
Morgan Stanley	142,993		6,659,184
MSCI	9,583		1,700,120
Nasdaq	12,419		1,065,550
Northern Trust	23,945		2,445,503
Raymond James Financial	13,801		1,270,382
S&P Global	27,294		5,332,975
State Street	40,730		3,412,359
Synchrony Financial	76,338		2,372,585
T. Rowe Price Group	26,063		2,845,558
			136,261,603
Energy - 6.0%
Anadarko Petroleum	54,930		3,702,831
Andeavor	15,404		2,364,514
Apache	40,557	[a]	1,933,352
Baker Hughes	46,128		1,560,510
Cabot Oil & Gas	51,092		1,150,592
Chevron	205,948		25,183,321
Cimarex Energy	9,756		906,723
Concho Resources	21,472	[b]	3,279,848
ConocoPhillips	125,324		9,700,078
Devon Energy	55,851		2,230,689
EOG Resources	61,719		7,873,493
EQT	26,962		1,192,529
Exxon Mobil	455,114		38,693,792
Halliburton	94,512		3,830,571
Helmerich & Payne	11,116	[a]	764,447
Hess	28,017		2,005,457
HollyFrontier	18,893		1,320,621

Description	Shares		Value ($)
Common Stocks - 100.5% (continued)
Energy - 6.0% (continued)
Kinder Morgan	205,013		3,634,880
Marathon Oil	91,672		2,134,124
Marathon Petroleum	48,691		3,893,819
National Oilwell Varco	40,758		1,755,855
Newfield Exploration	20,808	[b]	599,895
Noble Energy	51,775		1,614,862
Occidental Petroleum	82,021		6,739,666
ONEOK	43,881		2,974,693
Phillips 66	45,860		5,169,339
Pioneer Natural Resources	18,112		3,154,929
Schlumberger	148,756		9,062,216
TechnipFMC	46,830		1,463,438
Valero Energy	46,189		5,253,999
Williams Cos.	129,664		3,525,564
			158,670,647
Food & Staples Retailing - 1.5%
Costco Wholesale	46,931		11,023,153
Kroger	85,681		2,494,174
Sysco	51,271		3,755,601
Walgreens Boots Alliance	90,900		6,626,610
Walmart	154,786		14,535,953
			38,435,491
Food, Beverage & Tobacco - 3.7%
Altria Group	202,386		12,205,900
Archer-Daniels-Midland	60,058		3,019,116
Brown-Forman, Cl. B	18,991		959,995
Campbell Soup	20,719	[a]	758,937
Coca-Cola	411,413		19,003,166
Conagra Brands	42,288		1,436,523
Constellation Brands, Cl. A	18,130		3,909,191
General Mills	63,396		2,720,956
Hershey	15,052		1,535,304
Hormel Foods	29,364	[a]	1,156,942
J.M. Smucker	11,660	[a]	1,196,433
Kellogg	27,139		1,900,273
Kraft Heinz	66,725		3,677,215
McCormick & Co.	12,894	[a]	1,698,784
Molson Coors Brewing, Cl. B	19,817		1,218,746
Mondelez International, Cl. A	158,319		6,801,384
Monster Beverage	43,488	[b]	2,534,481
PepsiCo	151,557		16,944,073
Philip Morris International	166,325		13,562,140
Tyson Foods, Cl. A	31,180		1,856,145
			98,095,704

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 100.5% (continued)
Health Care Equipment & Services - 6.8%
Abbott Laboratories	188,574		13,833,789
ABIOMED	4,808	[b]	2,162,398
Aetna	34,996		7,098,939
Align Technology	7,688	[b]	3,007,699
AmerisourceBergen	16,738		1,543,578
Anthem	27,928		7,653,668
Baxter International	52,735		4,065,341
Becton Dickinson & Co.	28,588		7,461,468
Boston Scientific	147,723	[b]	5,687,335
Cardinal Health	33,258		1,795,932
Centene	21,940	[b]	3,176,473
Cerner	35,265	[b]	2,271,419
Cigna	26,421		5,502,173
Cooper	5,205		1,442,566
CVS Health	109,396		8,611,653
Danaher	65,664		7,135,050
DaVita	13,866	[b]	993,222
Dentsply Sirona	23,950		903,873
Edwards Lifesciences	22,791	[b]	3,967,913
Envision Healthcare	12,502	[b]	571,716
Express Scripts Holding	60,797	[b]	5,776,323
HCA Healthcare	29,123		4,051,592
Henry Schein	16,020	[a,b]	1,362,181
Hologic	29,537	[b]	1,210,426
Humana	14,710		4,979,629
IDEXX Laboratories	9,294	[b]	2,320,340
Intuitive Surgical	12,122	[b]	6,958,028
Laboratory Corporation of America
Holdings	11,040	[b]	1,917,427
McKesson	21,966		2,913,790
Medtronic	145,165		14,279,881
Quest Diagnostics	15,050		1,624,045
ResMed	15,341		1,769,431
Stryker	33,442		5,941,975
UnitedHealth Group	103,461		27,524,764
Universal Health Services, Cl. B	9,546		1,220,361
Varian Medical Systems	10,021	[b]	1,121,651
WellCare Health Plans	5,346	[b]	1,713,340
Zimmer Biomet Holdings	21,362		2,808,462
			178,379,851
Household & Personal Products - 1.5%
Church & Dwight	26,039	[a]	1,545,935
Clorox	13,681	[a]	2,057,759
Colgate-Palmolive	93,699		6,273,148

Description	Shares		Value ($)
Common Stocks - 100.5% (continued)
Household & Personal Products - 1.5% (continued)
Coty, Cl. A	50,510	[a]	634,406
Estee Lauder, Cl. A	23,892		3,471,985
Kimberly-Clark	37,590		4,271,728
Procter & Gamble	268,804		22,372,557
			40,627,518
Insurance - 2.3%
Aflac	83,922		3,950,209
Allstate	37,346		3,686,050
American International Group	95,803		5,100,552
Aon	26,175		4,025,191
Arthur J. Gallagher & Co.	18,744		1,395,303
Assurant	5,556		599,770
Brighthouse Financial	12,813	[b]	566,847
Chubb	49,522		6,618,120
Cincinnati Financial	15,914		1,222,354
Everest Re Group	4,437		1,013,721
Hartford Financial Services	38,653		1,931,104
Lincoln National	23,512		1,590,822
Loews	28,580		1,435,573
Marsh & McLennan Cos.	53,850		4,454,472
MetLife	107,298		5,012,963
Principal Financial Group	28,299		1,658,038
Progressive	62,630		4,449,235
Prudential Financial	45,442		4,604,183
Torchmark	11,965		1,037,246
Travelers	28,754		3,729,681
Unum	23,779		929,046
Willis Towers Watson	13,850		1,952,019
			60,962,499
Materials - 2.4%
Air Products & Chemicals	23,490		3,924,004
Albemarle	11,983	[a]	1,195,664
Avery Dennison	9,028		978,184
Ball	37,205	[a]	1,636,648
CF Industries Holdings	25,571		1,392,085
DowDuPont	248,441		15,977,241
Eastman Chemical	15,167		1,451,785
Ecolab	27,921		4,377,454
FMC	13,964		1,217,382
Freeport-McMoRan	155,132		2,159,437
International Flavors & Fragrances	8,406	[a]	1,169,443
International Paper	44,192		2,172,037
LyondellBasell Industries, Cl. A	34,905		3,578,112
Martin Marietta Materials	6,544		1,190,681

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 100.5% (continued)
Materials - 2.4% (continued)
Mosaic	37,359		1,213,420
Newmont Mining	57,125		1,725,175
Nucor	33,718		2,139,407
Packaging Corporation of America	10,188		1,117,522
PPG Industries	26,739		2,918,027
Praxair	30,507		4,903,390
Sealed Air	18,314		735,307
Sherwin-Williams	8,780		3,996,744
Vulcan Materials	14,045		1,561,804
WestRock	27,629		1,476,522
			64,207,475
Media - 2.3%
CBS, Cl. B	36,913		2,120,652
Charter Communications, Cl. A	19,257	[b]	6,275,471
Comcast, Cl. A	491,733		17,412,266
Discovery, Cl. A	15,923	[a,b]	509,536
Discovery, Cl. C	38,550	[b]	1,140,309
DISH Network, Cl. A	24,316	[b]	869,540
Interpublic Group of Companies	43,651		998,298
News Corp., Cl. A	40,225		530,568
News Corp., Cl. B	10,992		149,491
Omnicom Group	24,434	[a]	1,662,001
Twenty-First Century Fox, Cl. A	113,218		5,245,390
Twenty-First Century Fox, Cl. B	52,109		2,387,634
Viacom, Cl. B	37,529		1,266,979
Walt Disney	159,874		18,695,666
			59,263,801
Pharmaceuticals, Biotechnology & Life Sciences - 8.3%
AbbVie	162,735		15,391,476
Agilent Technologies	33,915		2,392,364
Alexion Pharmaceuticals	24,169	[b]	3,359,733
Allergan	34,484		6,568,512
Amgen	69,776		14,463,867
Biogen	21,742	[b]	7,681,666
Bristol-Myers Squibb	174,889		10,857,109
Celgene	75,985	[b]	6,799,898
Eli Lilly & Co.	103,081		11,061,622
Gilead Sciences	138,798		10,716,594
Illumina	15,796	[b]	5,798,080
Incyte	18,710	[b]	1,292,487
IQVIA Holdings	17,353	[b]	2,251,378
Johnson & Johnson	288,380		39,845,465
Merck & Co.	286,096		20,295,650
Mettler-Toledo International	2,708	[b]	1,649,118

Description	Shares		Value ($)
Common Stocks - 100.5% (continued)
Pharmaceuticals, Biotechnology & Life Sciences - 8.3%
(continued)
Mylan	56,017	[b]	2,050,222
Nektar Therapeutics	18,461	[b]	1,125,383
PerkinElmer	11,514	[a]	1,119,967
Perrigo	14,162	[a]	1,002,670
Pfizer	630,110		27,768,948
Regeneron Pharmaceuticals	8,219	[b]	3,320,805
Thermo Fisher Scientific	43,284		10,564,759
Vertex Pharmaceuticals	27,259	[b]	5,253,900
Waters	8,552	[b]	1,664,903
Zoetis	51,083		4,677,159
			218,973,735
Real Estate - 2.7%
Alexandria Real Estate Equities	11,341	[c]	1,426,584
American Tower	46,959	[c]	6,823,143
Apartment Investment & Management,
Cl. A	16,262	[c]	717,642
AvalonBay Communities	14,769	[c]	2,675,404
Boston Properties	16,537	[c]	2,035,539
CBRE Group, Cl. A	33,870	[b]	1,493,667
Crown Castle International	44,178	[c]	4,918,337
Digital Realty Trust	21,894	[c]	2,462,637
Duke Realty	38,403	[c]	1,089,493
Equinix	8,540	[c]	3,696,881
Equity Residential	39,482	[c]	2,616,077
Essex Property Trust	7,072	[c]	1,744,733
Extra Space Storage	13,022	[c]	1,128,226
Federal Realty Investment Trust	7,779	[c]	983,810
HCP	49,783	[c]	1,310,289
Host Hotels & Resorts	79,196	[c]	1,671,036
Iron Mountain	29,958	[c]	1,034,150
Kimco Realty	44,804	[c]	750,019
Macerich	11,680	[c]	645,787
Mid-America Apartment Communities	12,132	[c]	1,215,384
Prologis	67,571	[c]	4,580,638
Public Storage	16,000	[c]	3,226,080
Realty Income	30,405	[a,c]	1,729,740
Regency Centers	18,091	[c]	1,169,945
SBA Communications	12,626	[b,c]	2,028,114
Simon Property Group	33,077	[c]	5,846,360
SL Green Realty	9,533	[c]	929,753
UDR	27,614	[c]	1,116,434
Ventas	37,499	[c]	2,039,196
Vornado Realty Trust	18,671	[c]	1,362,983

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 100.5% (continued)
Real Estate - 2.7% (continued)
Welltower	39,943	[c]	2,569,134
Weyerhaeuser	79,951	[c]	2,580,019
			69,617,234
Retailing - 7.5%
Advance Auto Parts	7,661		1,289,576
Amazon. com	44,010	[b]	88,152,030
AutoZone	2,954	[b]	2,291,418
Best Buy	26,357		2,091,692
Booking Holdings	5,113	[b]	10,144,192
CarMax	19,368	[b]	1,446,209
Dollar General	28,502		3,115,269
Dollar Tree	24,879	[b]	2,028,882
Expedia	12,866		1,678,756
Foot Locker	12,307		627,411
Gap	21,655		624,747
Genuine Parts	15,105		1,501,437
Home Depot	123,063		25,492,500
Kohl's	17,280	[a]	1,288,224
L Brands	25,770	[a]	780,831
LKQ	32,513	[b]	1,029,687
Lowe's	87,305		10,024,360
Macy's	33,099	[a]	1,149,528
Netflix	46,806	[b]	17,511,529
Nordstrom	12,568	[a]	751,692
O'Reilly Automotive	8,898	[b]	3,090,453
Ross Stores	41,336		4,096,398
Target	57,145		5,040,760
The TJX Companies	67,182		7,525,728
Tiffany & Co.	11,155		1,438,660
Tractor Supply	14,121		1,283,316
TripAdvisor	11,510	[b]	587,816
Ulta Beauty	6,312	[b]	1,780,741
			197,863,842
Semiconductors & Semiconductor Equipment - 3.9%
Advanced Micro Devices	92,032	[a,b]	2,842,868
Analog Devices	39,677		3,668,535
Applied Materials	108,180		4,181,157
Broadcom	46,243		11,409,535
Intel	495,980		23,454,894
KLA-Tencor	16,537		1,681,978
Lam Research	17,434	[a]	2,644,738
Microchip Technology	24,694	[a]	1,948,604
Micron Technology	124,089	[b]	5,612,545
NVIDIA	65,352		18,365,219

Description	Shares		Value ($)
Common Stocks - 100.5% (continued)
Semiconductors & Semiconductor Equipment - 3.9%
(continued)
Qorvo	13,834	[b]	1,063,696
Qualcomm	150,511		10,841,307
Skyworks Solutions	20,169		1,829,530
Texas Instruments	104,707		11,234,014
Xilinx	26,988		2,163,628
			102,942,248
Software & Services - 16.2%
Accenture, Cl. A	68,761		11,703,122
Activision Blizzard	81,912		6,814,259
Adobe Systems	52,502	[b]	14,172,915
Akamai Technologies	18,870	[b]	1,380,341
Alliance Data Systems	5,181		1,223,545
Alphabet, Cl. A	32,139	[b]	38,794,344
Alphabet, Cl. C	33,105	[b]	39,509,824
ANSYS	9,240	[b]	1,724,923
Autodesk	23,482	[b]	3,665,775
Automatic Data Processing	47,406		7,142,188
Broadridge Financial Solutions	12,620		1,665,209
CA	33,549		1,481,188
Cadence Design Systems	29,839	[b]	1,352,303
Citrix Systems	13,884	[b]	1,543,345
Cognizant Technology Solutions, Cl. A	62,340		4,809,531
DXC Technology	30,465		2,849,087
eBay	100,585	[b]	3,321,317
Electronic Arts	33,163	[b]	3,995,810
Facebook, Cl. A	259,306	[b]	42,645,465
Fidelity National Information Services	35,663		3,889,763
Fiserv	43,656	[b]	3,596,381
FleetCor Technologies	9,587	[b]	2,184,302
Gartner	9,692	[a,b]	1,536,182
Global Payments	17,060		2,173,444
International Business Machines	97,801		14,788,489
Intuit	27,718		6,303,073
Mastercard, Cl. A	98,168		21,853,178
Microsoft	824,378		94,284,112
Oracle	305,296		15,741,062
Paychex	33,974		2,502,185
PayPal Holdings	126,913	[b]	11,148,038
Red Hat	18,980	[b]	2,586,594
salesforce.com	81,065	[b]	12,891,767
Symantec	65,770		1,399,586
Synopsys	16,126	[b]	1,590,185
Take-Two Interactive Software	12,192	[b]	1,682,374

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 100.5% (continued)
Software & Services - 16.2% (continued)
Total System Services	17,838		1,761,324
Twitter	76,979	[b]	2,190,822
VeriSign	11,471	[b]	1,836,737
Visa, Cl. A	191,225	[a]	28,700,960
Western Union	48,834	[a]	930,776
			425,365,825
Technology Hardware & Equipment - 6.3%
Amphenol, Cl. A	33,103		3,112,344
Apple	493,351		111,369,055
Arista Networks	5,505	[b]	1,463,559
Cisco Systems	492,644		23,967,131
Corning	89,182		3,148,125
F5 Networks	6,680	[b]	1,332,126
FLIR Systems	14,409		885,721
Hewlett Packard Enterprise	163,978		2,674,481
HP	170,849		4,402,779
IPG Photonics	3,989	[b]	622,563
Juniper Networks	36,881		1,105,324
Motorola Solutions	17,813		2,318,184
NetApp	28,019		2,406,552
Seagate Technology	28,435		1,346,397
TE Connectivity	37,013		3,254,553
Western Digital	31,389		1,837,512
Xerox	22,914		618,220
			165,864,626
Telecommunication Services - 2.0%
AT&T	780,815		26,219,768
CenturyLink	102,560		2,174,272
Verizon Communications	444,269		23,719,522
			52,113,562
Transportation - 2.2%
Alaska Air Group	13,055	[a]	898,967
American Airlines Group	44,298	[a]	1,830,836
CH Robinson Worldwide	15,316		1,499,743
CSX	88,272		6,536,542
Delta Air Lines	69,172		4,000,217
Expeditors International of Washington	19,458		1,430,747
FedEx	26,063		6,275,710
J.B. Hunt Transport Services	9,149		1,088,182
Kansas City Southern	10,441		1,182,756
Norfolk Southern	30,659		5,533,949
Southwest Airlines	55,609		3,472,782
Union Pacific	79,863		13,004,092
United Continental Holdings	24,771	[b]	2,206,105

Description	Shares		Value ($)
Common Stocks - 100.5% (continued)
Transportation - 2.2% (continued)
United Parcel Service, Cl. B	74,515		8,699,626
			57,660,254
Utilities - 2.8%
AES	67,405		943,670
Alliant Energy	24,203		1,030,322
Ameren	25,967		1,641,634
American Electric Power	53,060		3,760,893
American Water Works	18,976		1,669,319
CenterPoint Energy	47,123		1,302,951
CMS Energy	30,053		1,472,597
Consolidated Edison	33,397		2,544,517
Dominion Resources	69,413		4,878,346
DTE Energy	18,970		2,070,196
Duke Energy	76,473		6,119,369
Edison International	34,478		2,333,471
Entergy	19,383	[a]	1,572,543
Evergy	28,912		1,587,847
Eversource Energy	34,064		2,092,892
Exelon	103,749		4,529,681
FirstEnergy	52,015		1,933,398
NextEra Energy	50,684		8,494,638
NiSource	38,821		967,419
NRG Energy	32,149		1,202,373
PG&E	55,085	[b]	2,534,461
Pinnacle West Capital	11,854		938,600
PPL	75,098	[a]	2,197,367
Public Service Enterprise Group	53,583		2,828,647
SCANA	15,303		595,134
Sempra Energy	29,344	[a]	3,337,880
Southern	108,227		4,718,697
WEC Energy Group	34,164		2,280,789
Xcel Energy	54,467		2,571,387
			74,151,038
Total Common Stocks (cost $866,881,239)			2,643,051,490
	Principal
	Amount ($)
Short-Term Investments - .0%
U.S. Treasury Bills
2.08%, 12/6/18
(cost $443,303)	445,000	[d,e]	443,268

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	7-Day
	Yield (%)
Other Investment - .3%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $6,842,914)	2.01	6,842,914 [f]	6,842,914

Investment of Cash Collateral for Securities Loaned - .2%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Money Market Fund,
Institutional Shares
(cost $4,710,240)	1.97	4,710,240 [f]	4,710,240
Total Investments (cost $878,877,696)		101.0%	2,655,047,912
Liabilities, Less Cash and Receivables		(1.0%)	(25,256,769)
Net Assets		100.0%	2,629,791,143

[a] Security, or portion thereof, on loan. At September 30, 2018, the value of the fund’s securities on loan was $82,112,755 and the value of the collateral held by the fund was $83,831,481, consisting of cash collateral of $4,710,240 and U.S. Government &
Agency securities valued at $79,121,241.
[b] Non-income producing security.
[c] Investment in real estate investment trust.
[d] Held by a counterparty for open exchange traded derivative contracts.
[e] Security is a discount security. Income is recognized through the accretion of discount.
[f] Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the respective investment company’s prospectus.

STATEMENT OF INVESTMENTS
Dreyfus Stock Index Fund, Inc.
September 30, 2018 (Unaudited)

The following is a summary of the inputs used as of September 30, 2018 in valuing the fund’s investments:

	Level 1 -	Level 2 - Other	Level 3 -Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Common Stocks†	2,643,051,490	-	-	2,643,051,490
Registered Investment
Companies	11,553,154	-	-	11,553,154
U.S. Treasury	-	443,268	-	443,268
Other Financial
Instruments:
Futures††	21,492	-	-	21,492

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized at period end.

STATEMENT OF FUTURES
Dreyfus Stock Index Fund, Inc.
September 30, 2018 (Unaudited)

	Number of	Notional		Unrealized
Description	Contracts Expiration	Value ($)	Value ($)	Appreciation ($)
Futures Long
Standard & Poor's 500 E-
mini	60 12/2018	8,735,508	8,757,000	21,492
Gross Unrealized Appreciation				21,492

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash,

NOTES

which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at September 30, 2018 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At September 30, 2018, accumulated net unrealized appreciation on investments was $1,776,170,216, consisting of $1,809,103,154 gross unrealized appreciation and $32,932,938 gross unrealized depreciation.

At September 30, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Stock Index Fund, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    November 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    November 16, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    November 16, 2018

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)